Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-SN2

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	10/22/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2014-SN2

5. Collateral Summary	Monthly Period, Begin:	11/1/2016

	Monthly Period, End:	11/30/2016

6. Losses and Delinquencies	Determination Date:	12/15/2016

7. Credit Instruments	Distribution Date:	12/20/2016

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

1. Distribution Summary

Class	CUSIP	Initial	Beginning	Note Interest	Principal	Interest	Total	Principal	Interest	Ending
		Principal Balance	Principal Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Principal Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006UAA1	240,000,000.00	0.00	0.2500000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2a	02006UAB9	109,000,000.00	0.00	0.7100000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2b	02006UAC7	391,000,000.00	0.00	0.8617800	0.00	0.00	0.00	0.00	0.00	0.00
Class A-3	02006UAD5	275,000,000.00	31,937,180.02	1.0300000	31,937,180.02	27,412.75	31,964,592.77	0.00	0.00	0.00
Class A-4	02006UAE3	91,900,000.00	91,900,000.00	1.2100000	10,158,102.76	92,665.83	10,250,768.59	0.00	0.00	81,741,897.24
Class B	BCC285OD8	74,460,000.00	74,460,000.00	1.4900000	0.00	92,454.50	92,454.50	0.00	0.00	74,460,000.00
Class C	BCC285OE6	44,000,000.00	44,000,000.00	1.8300000	0.00	67,100.00	67,100.00	0.00	0.00	44,000,000.00
AART Notes		1,225,360,000.00	242,297,180.02		42,095,282.78	279,633.08	42,374,915.86	0.00	0.00	200,201,897.24

Secured Note		1,253,396,075.11	310,944,885.55	1.8300000	42,095,282.78	474,190.95	42,569,473.73	0.00	0.00	268,849,602.77

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2a	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2b	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-3	116.1352001	116.1352001	0.0996827	116.2348828	0.00000000	0.0000000
Class A-4	1,000.0000000	110.5343064	1.0083333	111.5426397	0.00000000	889.4656936
Class B	1,000.0000000	0.0000000	1.2416667	1.2416667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.5250000	1.5250000	0.00000000	1,000.0000000
Secured Note	248.0819046	33.5849805	0.3783249	33.9633054	0.00000000	214.4969241

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

	Beginning Factor	Ending Factor
Series 2014-SN2 Portfolio	280.2392535	250.8048338
Aggregate ABS Value	303.9494191	272.8598026
Secured Note	248.0819046	214.4969241

	Beginning Factor	Ending Factor
Note Pool Factor	197.7355063	163.3821059

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	11/21/2016	12/19/2016	Actual/360	0.2500000	0.00	0.00	0.00	0.00	0.00
Class A-2a	11/21/2016	12/19/2016	30/360	0.7100000	0.00	0.00	0.00	0.00	0.00
Class A-2b	11/21/2016	12/19/2016	Actual/360	0.8617800	0.00	0.00	0.00	0.00	0.00
Class A-3	11/21/2016	12/19/2016	30/360	1.0300000	27,412.75	27,412.75	0.00	0.00	0.00
Class A-4	11/21/2016	12/19/2016	30/360	1.2100000	92,665.83	92,665.83	0.00	0.00	0.00
Class B	11/21/2016	12/19/2016	30/360	1.4900000	92,454.50	92,454.50	0.00	0.00	0.00
Class C	11/21/2016	12/19/2016	30/360	1.8300000	67,100.00	67,100.00	0.00	0.00	0.00
Secured Note	11/21/2016	12/19/2016	30/360	1.8300000	474,190.95	474,190.95	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2
 4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	7,184,253.73
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	255,977.90
Sale Proceeds	38,586,047.82
Monthly Payment Advances	423,413.22
Residual Advances	42,502.85
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	523,470.36
ACOLT Collections	47,015,665.88

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	375,853.26
Reimbursement of Residual Advances	129,125.70
Total ACOLT Available Distribution Amount	46,510,686.92

Distributions
Total ACOLT Available Distribution Amount	46,510,686.92
Basic Servicing Fee	342,955.79
Secured Note Interest Distributable Amount	474,190.95
Secured Note Principal Distributable Amount	42,095,282.78
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	3,598,257.40

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	474,190.95
Secured Note Principal Distributable Amount	42,095,282.78
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	42,569,473.73

Distributions
Total AART Available Amount	42,569,473.73
Administration Fee	2,591.21
Aggregate Class A Interest Distributable Amount	120,078.58
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	92,454.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,100.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	42,095,282.78
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	191,966.66

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2014-SN2 Portfolio	1,512,606,364.00	423,891,678.27	379,368,987.77
Aggregate ABS Value	1,353,998,136.66	411,546,947.10	369,451,664.32
Secured Note	1,253,396,075.11	310,944,885.55	268,849,602.77
AART Notes	1,225,360,000.00	242,297,180.02	200,201,897.24
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	56,463	21,483	622	1,380	6	14	(4)	19,465

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.8731464	3.0152000	3.0243000	36.62	38.14	38.17	25.42	6.90	6.25

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.40%	0.72%	0.29%	0.46%	0.40%	0.46%	0.61%	0.68%	0.65%	0.82%	0.83%	0.71%	0.91%	0.74%	1.01%	1.18%	1.44%	1.17%	1.24%	0.65%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	0.65%	0.21%	0.18%	1.40%	1.43%	1.22%	1.38%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

6. Losses and Delinquencies

	Early Term Defaults					Returned Vehicles Sold
	Average ABS Value	Number of Early Term Defaults	Net Loss (Gain)	Average Net Loss (Gain)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio
Current	390,499,305.71	6	32,300.83	5,383.47	0.099	36,309,949.63	(2,552,743.58)	(7.03)
Preceding	432,469,667.40	7	6,273.31	896.19	0.017	35,167,050.54	(2,823,599.07)	(8.03)
Next Preceding	476,456,946.70	10	(14,392.85)	(1,439.29)	(0.036)	38,905,194.06	(3,727,917.33)	(9.58)
Third Preceding	524,892,381.91	8	32,932.15	4,116.52	0.075	Three Month Average		(8.21)
Four Month Average					0.039

Aggregate ABS Value					150,000.10			36,309,949.63
Residual Advance Reimb.					N/A			129,125.70
Aggregate Sales Proceeds					115,804.00			38,470,243.82
Excess Wear/Mileage Charges					0.00			163,223.41
Other Amounts Received					1,895.27			358,351.68
Current Net Losses (Gains)					32,300.83			(2,552,743.58)

Beginning Cum Net Losses (Gains)					179,653.84			(79,147,436.37)
Current Net Losses (Gains)					32,300.83			(2,552,743.58)
Ending Cum Net Losses (Gains)					211,954.67			(81,700,179.95)

				Delinquencies
Delinquency Stratification	Amount	Number of Leases	Percent Delinquent		Average ABS Value	Over 60 Days	Percent Delinquent
31 - 60 days	1,776,983.54	98	0.4810	Current	390,499,305.71	767,311.23	0.196
61 - 90 days	542,616.38	32	0.1469	Preceding	432,469,667.40	846,898.22	0.196
91 - 120 days	215,550.85	11	0.0583	Next Preceding	476,456,946.70	683,118.99	0.143
> 120 days	9,144.00	1	0.0025	Three Month Average			0.179

There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2014-SN2.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	6,769,990.68	6,769,990.68	0.00	0.00	6,769,990.68	6,769,990.68
Monthly Payment Advances	2,155,244.38	911,036.97	423,413.22	375,853.26	958,596.93	N/A
Residual Advances	0.00	259,855.00	42,502.85	129,125.70	173,232.15	N/A
Payments Ahead	2,210,982.18	1,187,804.14	201,132.81	352,756.02	1,036,180.93	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	128,638,136.66
Current Aggregate Overcollateralization Amount	169,249,767.08
Overcollateralization Target Amount	169,249,767.08
Initial ACOLT Overcollateralization Amount	100,602,061.55
Current ACOLT Overcollateralization Amount	100,602,061.55
Initial AART Overcollateralization Amount	28,036,075.11
Current AART Overcollateralization Amount	68,647,705.53
This Servicer Certificate relates only to AART 2014-SN2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-SN2 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.